LEASES - Schedule Of Maturities Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Year ending December 31, 2020	$ 33,846
Year ending December 31, 2021	24,178
Year ending December 31, 2022	14,447
Year ending December 31, 2023	8,591
Year ending December 31, 2024	6,862
Over year ending December 31, 2024	99,625
Total future minimum lease payments	187,549
Less: amount representing interest	(66,138)
Present value of future minimum lease payments	121,411	$ 170,833
Present value of future minimum lease payments current portion	(33,152)		$ 0
Present value of future minimum lease payments noncurrent portion	88,259		0
Year ending December 31, 2020	42,681
Year ending December 31, 2021	47,115
Year ending December 31, 2022	48,214
Year ending December 31, 2023	49,337
Year ending December 31, 2024	50,666
Over year ending December 31, 2024	434,247
Total future minimum lease payments	672,260
Less: amount representing interest	(370,495)
Present value of future minimum lease payments	301,765
Present value of future minimum lease payments current portion	(39,725)		(34,659)
Present value of future minimum lease payments noncurrent portion	$ 262,040		$ 253,374